Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended				12 Months Ended
	Dec. 15, 2022	May 02, 2022	Jan. 04, 2021	May 08, 2017	Mar. 29, 2021	Dec. 16, 2020	May 16, 2019	Jul. 18, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 19, 2020
Shareholders' Equity (Details) [Line Items]
Trading, description									For each Ordinary Share purchased under the SEDA, YA will pay 93% of the lowest daily VWAP (as defined below) of the Ordinary Shares during the three consecutive trading days, following the date of an advance notice from the Company (provided such VWAP was greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500.
Ordinary shares issued											45,000
Prepaid expenses (in Dollars)										$ 140
Ordinary shares issued					7,188						41,090	158,023
Ordinary shares issued (in Dollars)												$ 465
Commitment fee (in Dollars)											$ 77
Gross proceeds (in Dollars)			$ 2,000				$ 1,000
Ordinary shares, shares authorized	8,000,000		800,000			6,000,000	400,000	4,000,000	11,000,000	8,000,000
Shares issued, Price per share (in Dollars per share)							$ 2.5
Issuance expenses (in Dollars)			$ 1,841				$ 65
Warrants issued							240,000
Warrants exercise price (in Dollars per share)							$ 3.3
Warrant, description									The warrants were exercisable for 3.5 years and were subject to a three-year vesting period as follows: one third of the warrants shall vest annually (upon the lapse of 12 months, 24 months and 36 months from issuance), provided that on the applicable vesting date the investor did not sell any of the Ordinary Shares purchased in the private placement. Vesting of all of the warrants was to be accelerated in the event that any one or more shareholders acting together acquire a block of 40% of the Company’s issued and outstanding share capital. In addition, the Company issued 60,000 warrants as fees to a placement agent.
Purchase warrants			720,000
Purchase price per shares (in Dollars per share)			$ 2.5
Exercise price per share (in Dollars per share)			$ 2.75
Debt instrument, description									The loan was paid in 12 monthly installments of principal and interest starting from March 2020. BOS issued to YA II warrants to purchase up to 100,000 Ordinary Shares of the Company at an exercise price of $3.00 per Ordinary Share. The Company allocated on amount of $30 with respect to such warrants under “additional paid in capital” and as a discount on the loan. The discount was reflected as financing expenses over the term of the loan. As of December 31, 2021 the entire balance of the loan was repaid. The warrants were exercisable for a period of two years from issuance and on February 19, 2022, expired without being exercised.
Ordinary Shares of no nominal value	3,000,000					2,000,000		2,000,000
Authorized shares	11,000,000					8,000,000		6,000,000
Ordinary shares nominal value						8,000,000
Ordinary shares		450,000
Purchase price per shares (in Dollars per share)		$ 2.2
Exercise price per shares (in Dollars per share)		$ 2.2
Total amount (in Dollars)		$ 990
Net issuance expenses (in Dollars)		$ 911
Share based compensation options description									Each option granted under the Plan expires five years from the date of the grant.
Capital gain tax rate									25.00%
Exercisable annual period									3 years
Ordinary shares bonus (in Dollars)					$ 27
Vesting period									3 years
Share-based compensation expense (in Dollars)									$ 97	$ 67	65
Intrinsic value of options (in Dollars)									$ 0	$ 70	$ 12
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares	300,000
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares	1,000,000
Stock Option [Member]
Shareholders' Equity (Details) [Line Items]
Share based compensation options description									In May 2003, the Company’s shareholders approved the adoption of the 2003 Israeli Stock Option Plan or the Plan. In December 2012, the Company’s shareholders approved a 10 year extension to the Plan, according to which the Board of Directors may grant options under the Plan through May 31, 2023. In December 2017, the shareholders approved an increase of the pool of shares reserved for issuances under the Plan, to 500,000 Ordinary Shares. In July 18, 2018, the Company’s shareholders approved (i) an increase of the number of Ordinary Shares available for issuance under the Plan, by 200,000 to a total of 700,000 Ordinary Shares, and (ii) an amendment of the Plan allowing for the grant of Ordinary Shares in addition to options.
Options available for future grants									285,284
Weighted-average grant-date fair value of options granted (in Dollars per share)									$ 0.82	$ 1.2	$ 0.76
Weighted-average grant-date fair value of unvested options (in Dollars per share)									$ 1.02
Options exercised									1,000	52,167	84,618
Non-vested share-based compensation (in Dollars)									$ 191	$ 219
YA [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares (in Dollars)				$ 2,000
Commitment fee (in Dollars)												$ 35
Gross proceeds (in Dollars)											$ 100
YA [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued (in Dollars)											$ 23
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued									67,307
Directors and Officers [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued										175,000
Directors and Officers [Member] | YA [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued									87,500
Directors and Officers [Member] | Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued									87,500
CEO, Eyal Cohen [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	80,000
Ziv Dekel [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	7,500
Ruby Tech Inc [Member] | YA [Member]
Shareholders' Equity (Details) [Line Items]
Principal amount (in Dollars)													$ 600,000
Interest rate													8.00%